INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

15.                               INCOME TAXES

The Company, CIAC, Nuomi Inc., Renren-Jingwei Inc, Link224 Inc., Renren Lianhe Holdings, Wole Inc., JiehunChina Inc., Xin Ditu Holdings, Renren Study Inc., Jingwei Inc. Limited are all incorporated in the Cayman Islands. They are tax-exempted under the tax laws of the Cayman Islands.

Qianxiang Wangjing, incorporated in the PRC on November 11, 2008, qualified as a “software enterprise” in 2009, and therefore was entitled to a two-year exemption starting from the commencement of the profitable year 2009, followed by a 50% reduction in tax rates for the succeeding three years in accordance with the EIT Law.

Shanghai Changda, incorporated in the PRC on October 25, 2010, qualified as a “software enterprise” in 2010, and therefore was entitled to a two-year exemption starting from the commencement of the profitable year 2011, followed by a 50% reduction in tax rates for the succeeding three years in accordance with the EIT Law.

Other subsidiaries and VIEs of the Group domiciled in the PRC were subject to 25% statutory income tax rate in the years presented.

The EIT Law includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC.  If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income.  This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT.  The Implementation Rules to EIT Law provide that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. reside within PRC.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise in PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with PRC that provides for a different withholding arrangement.  The Cayman Islands, where the Company is incorporated, does not have a tax treaty with PRC.

Aggregate accumulated earnings of the Company’s subsidiaries and VIEs located in the PRC that are taxable upon distribution to the Company were $23,463 at December 31, 2011. The Group had determined such undistributed earnings to be indefinitely reinvested in its subsidiaries and VIEs, because Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business in the PRC.  Accordingly, the Group had not accrued deferred tax liability for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of December 31, 2011.

Aggregate accumulated deficits of the Company’s subsidiaries and VIEs located in the PRC were $94,502 as of December 31, 2012. Accordingly, no deferred tax liability had been accrued for the Chinese dividend withholding taxes as of December 31, 2012.

The current and deferred component of income tax expenses (benefits) which were substantially attributable to the Group’s PRC subsidiaries and VIE and VIE’s subsidiaries, are as follows:

	Years ended December 31,
	2010	2011	2012

Current income tax expense	$—	$1,495	$7
Deferred income tax (benefit) expense	(1,332)	(827)	913
Total Income tax (benefits) expenses	$(1,332)	$668	$920

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2011	2012

Current deferred tax assets
Provision for doubtful accounts	$62	$836
Accrued payroll and welfare	1,423	1,980
Excessive advertising fees	4,429	1
Intangible assets amortization	22	25
Less valuation allowance	(4,555)	(2,842)
Current deferred tax assets, net	$1,381	$—

Non-current deferred tax assets
Accrued Liabilities-non-current	$—	$88
Excessive advertising fee-non-current	—	2,296
Net operating loss carry forwards	9,861	24,309
Less valuation allowance	(9,861)	(26,693)
Non-current deferred tax assets, net	$—	$—

Non-current deferred tax liabilities
Intangible assets	$(6,976)	$(6,564)
Non-current deferred tax liabilities, net	$(6,976)	$(6,564)

The valuation allowance of $4,555 as of December 31, 2011 was mainly related to the $4,429 deferred tax assets of the excessive advertising fees incurred in 2011, which the Company believes that it will not be utilized in the future years.

The Company assessed the available evidence to estimate if sufficient future taxable income would be generated to use the existing deferred tax assets.  As of December 31, 2012, the Company provided full valuation allowance on deferred tax assets because the Company believed that it is more likely than not to be realized as the Company does not expect to generate sufficient taxable income in future.

The non-current deferred tax liabilities of $6,976 and $6,564 as of December 31, 2011 and 2012 were mainly related to the amortization of intangible assets acquired during business acquisition in 2011 as set out in Note 5.

The Company operates through multiple subsidiaries and VIEs and VIEs’ subsidiaries.  The valuation allowance is considered on each individual entity basis.  The subsidiaries and VIEs and VIEs’ subsidiaries registered in the PRC have total deferred tax assets related to net operating loss carry forwards of $24,309 as of December 31, 2012 which will expire on various dates between December 31, 2013 and December 31, 2017.  Valuation allowances have been established because the Company believes that either it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future, or the amount involved is not significant.

Reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes is as follows:

	Years ended December 31,
	2010	2011	2012

Income (loss) before provision of income tax	$(62,527)	$40,352	$(66,662)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(15,632)	10,088	(16,666)
Taxable deemed interest income from inter-company interest-free loans	735	179	1,907
Non-deductible loss on disposal of subsidiaries and other expenses not deductible for tax purposes	2,888	(983)	7,289
Effect of income tax exemption of the Company in the Cayman Islands	26,234	(15,791)	3,117
Effect of income tax exemption of Qianxiang Wangjing and Shanghai Changda	(11,300)	(4,172)	(9,846)
Changes in valuation allowance	(4,257)	11,347	15,119
Income tax (benefits) expenses	$(1,332)	$668	$920

If the tax exemption granted to Qianxiang Wangjing and Shanghai Changda were not available, income taxes provision and net income (loss) per share would have been as follows:

	Years ended December 31,
	2010	2011	2012

Provision for income taxes expenses	$9,968	$4,840	$10,766
Net income (loss) per ordinary share
- basic	$(0.04)	$0.05	$(0.07)
- diluted	$(0.04)	$0.04	$(0.07)

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within 12 months from December 31, 2012.

Since January 1, 2008, the relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on Beijing Nuomi and Shanghai Changda.  In accordance with relevant PRC tax administration laws, tax years from 2007 to 2012 of the Group’s PRC subsidiaries and VIEs and VIEs’ subsidiaries remain subject to tax audits as of December 31, 2012, at the tax authority’s discretion.